Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

Common Stock Issuances

On April 19, 2018, the Company issued an aggregate of 100,726 shares of the Company’s restricted Common Stock for certain research and development and valuation services provided by third-party consultants. The foregoing shares were valued at $96,308.

Common Stock Redemption

On April 6, 2018, the Company agreed to redeem 200,000 shares of its Common Stock from a former director as consideration for the purchase of certain intellectual property.

NOTE 16 – SUBSEQUENT EVENTS

On February 28, 2018, pursuant to the 2016 Plan, the Compensation Committee of the Board of Director’s approved the following stock options grants:

(i)	Granted to the Company’s Chief Executive Officer, incentive stock option to purchase up to 250,000 shares of common stock with an exercise price of $0.76 per share. 125,000 options vested immediately and the remaining 125,000 options vest on the anniversary of the grant date. Granted non-qualified stock options to purchase up to 900,000 shares of common stock with an exercise price of $0.76 per share. These options vest in equal monthly amounts of 37,500 beginning on March 1, 2018. Each option grant expires three years from the date of vesting. The fair value of the options was determined to be $226,009 using the Black-Scholes Option Pricing Model.

(ii)	Granted to the Company’s Chief Commercialization officer non-qualified stock options to purchase up to 57,000 shares of common stock with an exercise price of $0.76 per share. These options vested immediately on the grant date. The options expire eight years from the date of vesting. The fair value of the options was determined to be $12,855 using the Black-Scholes Option Pricing Model.

(iii)	Granted to the Company’s Chief Financial Officer, non-qualified stock options to purchase up to 40,000 shares of common stock with an exercise price of $0.76 per share. These options vested immediately upon grant date. Each option grant expires three years from the date of vesting. The fair value of the options was determined to be $9,021 using the Black-Scholes Option Pricing Model.

(iv)	Granted to the Vice President Sales and Marketing incentive stock options to purchase up to 11,000 shares of common stock with an exercise price of $0.76 per share. These options vested immediately on the grant date. The options expire three years from the date of vesting. The fair value of the options was determined to be $2,481 using the Black-Scholes Option Pricing Model.

(v)	Granted to non-executive employees incentive stock options to purchase up to 46,200 shares of common stock with an exercise price of $0.76 per share. 31,200 of these options vested immediately on the grant date and 15,000 vest in equal monthly amounts of 2,500 beginning on March 1, 2018. The options expire three years from the date of vesting. The fair value of the options was determined to be $10,420 using the Black-Scholes Option Pricing Model.

On February 23, 2018, Medi-Line’s line of credit with CBC bank was amended to increase the advance amount to €300,000 approximately $368,982 and structure the financing as a straight loan with an interest rate of 1.25% above the EURIBOR rate for the period the funds are drawn down. The €300,000 will be available for drawdown through April 30, 2018 at which point the facility will be reduced to €200,000 and further reduced €100,000 on May 31, 2018. The security includes a pledge of Medi-Line business assets in the amount of €300,000.

On March 8, 2018, the Company issued an aggregate of 23,744 shares of the Company’s restricted common stock for certain sales and marketing and software consulting services rendered by third-party consultants. The foregoing shares were valued at $14,840. 8,160 of these shares were issued to Daniel Powell, the Company’s Vice President Sales and Marketing. These shares were issued for services provided by Mr. Powell prior to his employment by the Company. The issuance of these securities was deemed to be exempt from the registration requirements of the Securities Act, by Section 4(a)(2) thereof, as a transaction by an issuer not involving a public offering.

On March 31, 2018, pursuant to the 2016 Plan, the Company issued the following stock options per director’s agreements:

(i)	Granted to a director appointed to the Board of Directors nonqualified stock options to purchase a total of 12,500 shares of common stock with an exercise price of $0.865 per share. The options are immediately exercisable, and each option grant expires four years from the date of grant. The fair value of the options was determined to be $3,596 using the Black-Scholes Option Pricing Model.

(ii)	Granted to a second director appointed to the Board of Directors nonqualified stock options to purchase a total of 12,500 shares of common stock with an exercise price of $0.865 per share. The options are immediately exercisable, and each option grant expires four years from the date of grant. The fair value of the options was determined to be $3,596 using the Black-Scholes Option Pricing Model.